Loans from Third Parties - Schedule of Future Principal Payments (Details) - Third Party [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Loans from Third Parties - Schedule of Future Principal Payments (Details) [Line Items]
2026	$ 328
2027	2,103
2028
2029
2030
Thereafter
Total loans from third parties	$ 2,431